Goodwill and Other Intangible Assets - Schedule of Movements in Goodwill (Detail) - Goodwill [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [Line Items]
Beginning balance	€ 40,287	€ 39,557	€ 39,197
Acquisitions during the period	2,347	5
Reclassification of the Animal Health business			(1,510)
Other movements during the period	12
Currency translation differences	(2,382)	725	1,870
Ending balance	€ 40,264	€ 40,287	€ 39,557